UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment: ____; Amendment Number:  _____
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EGM Capital, LLC
Address:  Two Embarcadero Center, Suite 1300
          San Francisco, CA  94111

Form 13F File Number:    28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Ellison Grayson
Title:    President
Phone:    415-782-9600

Signature, Place and Date of Signing:
     William Ellison Grayson       San Francisco, CA   May 11, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      127

Form 13F Information Table Value Total:      150,960 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

NAME OF ISSUER      TITLE OF   CUSIP         VALUE          SHARES
INV. OTHER        VOTING AUTH
                    CLASS                    X1000                         DISC
MGR     Sole

ADC Telecommunications, Inc.       COM   000886309         271       10,585  SH
Sole              10,585
Acxiom Corp.                       COM   005125109       1,958       75,772  SH
Sole              75,772
Advance Auto Parts                 COM   00751y106         931       22,351  SH
Sole              22,351
Affiliated Managers Group          COM   008252108       1,920       18,012  SH
Sole              18,012
Alliance Data Systems              COM   018581108       1,276       27,279  SH
Sole              27,279
Allis-Chalmers Energy Inc.         COM   019645506         203       14,894  SH
Sole              14,894
Amcol International Corp           COM   02341w103       1,344       46,650  SH
Sole              46,650
Amdocs Limited                     COM   g02602103       3,588       99,503  SH
Sole              99,503
Applied Materials Inc.             COM   038222105       1,199       68,500  SH
Sole              68,500
Aquantive Inc.                     COM   03839g105       1,078       45,790  SH
Sole              45,790
Argon ST INC                       COM   040149106       3,091       92,176  SH
Sole              92,176
Brocade Comm Sys                   COM   111621108       2,144      321,020  SH
Sole             321,020
Business Objects, S.A.             COM   12328x107         798       21,894  SH
Sole              21,894
CKX Inc.                           COM   12562m106       1,061       81,200  SH
Sole              81,200
CRA International, Inc.            COM   12618t105       1,596       32,404  SH
Sole              32,404
Carrizo Oil & Gas Inc.             COM   144577103         424       16,295  SH
Sole              16,295
Cbeyond Communications             COM   149847105         265       15,016  SH
Sole              15,016
Central Euro Distribution          COM   153435102         323        8,396  SH
Sole               8,396
Champion Enterprises, Inc.         COM   158496109       1,444       96,539  SH
Sole              96,539
Charles River Laboratories         COM   159864107         492       10,044  SH
Sole              10,044
Chicago Bridge & Iron-NY SHR       COM   167250109         954       39,770  SH
Sole              39,770
Chordiant Software                 COM   170404107       1,179      337,860  SH
Sole             337,860
Comtech Group                      COM   205821200       2,414      241,399  SH
Sole             241,399
Comverse Technology Inc.           COM   205862402       1,766       75,040  SH
Sole              75,040
Conexant Systems Inc               COM   207142100         804      233,000  SH
Sole             233,000
Corning                            COM   219350105       2,043       75,910  SH
Sole              75,910
Crown Holdings Inc.                COM   228368106         954       53,749  SH
Sole              53,749
Cypress Semiconductor Corp.        COM   232806109       1,229       72,536  SH
Sole              72,536
DRS Technologies Inc.              COM   23330X100         343        6,250  SH
Sole               6,250
Digitas                            COM   25388k104       4,661      323,671  SH
Sole             323,671
Durect Corp.                       COM   266605104       1,846      290,185  SH
Sole             290,185
E*Trade                            COM   269246104         983       36,442  SH
Sole              36,442
Electro Scientific Inds., Inc.     COM   285229100         932       42,094  SH
Sole              42,094
Electronics for Imaging Inc.       COM   286082102       3,183      113,786  SH
Sole             113,786
Encore Medical Group               COM   29256e109         441       86,133  SH
Sole              86,133
Equinix Inc                        COM   29444u502       1,750       27,246  SH
Sole              27,246
Esco Technologies, Inc.            COM   296315104       1,021       20,159  SH
Sole              20,159
Flir Systems                       COM   302445101       1,174       41,334  SH
Sole              41,334
Flow Int'l Corp                    COM   343468104         710       53,947  SH
Sole              53,947
Foundry Networks                   COM   35063r100       4,022      221,500  SH
Sole             221,500
General Cable Corp.                COM   369300108       1,504       49,593  SH
Sole              49,593
Granite Construction               COM   387328107         753       15,460  SH
Sole              15,460
Harman International               COM   413086109       1,119       10,073  SH
Sole              10,073
Headwaters Inc.                    COM   42210p102         764       19,210  SH
Sole              19,210
Hub Group, Inc.                    COM   443320106       2,263       49,649  SH
Sole              49,649
Hurray! Holding Co.                COM   447773102         302       34,617  SH
Sole              34,617
Indevus Pharmaceuticals Inc.       COM   454072109         259       41,701  SH
Sole              41,701
Informatica Corp.                  COM   45666q102       1,183       76,080  SH
Sole              76,080
Integrated Device Technology,      COM   458118106         568       38,230  SH
Sole              38,230
Intermap Technologies Corp         COM   458977du6         548      100,000  SH
Sole             100,000
Invitrogen Corp                    COM   46185r100       1,485       21,182  SH
Sole              21,182
Jacobs Engineering Group Inc.      COM   469814107       1,022       11,778  SH
Sole              11,778
Kongzhong Corp-ADR                 COM   50047p104         925       70,045  SH
Sole              70,045
Linear Technology Corp.            COM   535678106       1,363       38,850  SH
Sole              38,850
Linktone Ltd-ADR                   COM   535925101         318       48,526  SH
Sole              48,526
MPS Group, Inc.                    COM   553409103         502       32,805  SH
Sole              32,805
Martin Transport LTD               COM   573075108         239       13,210  SH
Sole              13,210
Marvell Technology                 COM   g5876h105       1,710       31,605  SH
Sole              31,605
Mid-America Apartment Communit     COM   59522J103         831       15,180  SH
Sole              15,180
NII Holdings, Inc. - Class B       COM   62913f201       3,370       57,145  SH
Sole              57,145
Newkirk Realty Trust               COM   651497109         628       34,700  SH
Sole              34,700
Newport Corp                       COM   651824104         791       41,960  SH
Sole              41,960
Noble International, Ltd.          COM   655053106         234       13,838  SH
Sole              13,838
Nokia Corporation                  COM   654902204         886       42,770  SH
Sole              42,770
OpenTV Corp                        COM   g67543101       2,098      713,471  SH
Sole             713,471
Oplink Communications              COM   68375q403       1,079       62,202  SH
Sole              62,202
Oracle Corp.                       COM   68389X105       1,049       76,660  SH
Sole              76,660
Otelco Inc.                        COM   688823202       1,893      116,651  SH
Sole             116,651
Pacific Sunwear of California,     COM   694873100         291       13,153  SH
Sole              13,153
Per-Se Technologies, Inc.          COM   713569309       1,251       46,916  SH
Sole              46,916
Pharm. Product                     COM   717124101         413       11,941  SH
Sole              11,941
Portalplayer, Inc.                 COM   736187204       1,050       47,230  SH
Sole              47,230
Pozen                              COM   73941u102         331       19,810  SH
Sole              19,810
Providence Service Corp            COM   743815102       2,132       65,567  SH
Sole              65,567
Quest Software                     COM   74834T103       1,172       70,170  SH
Sole              70,170
RadiSys Corp.                      COM   750459109         573       28,886  SH
Sole              28,886
Red Hat                            COM   756577102       1,168       41,761  SH
Sole              41,761
Reddy Ice Holdings, Inc.           COM   75734r105         783       35,260  SH
Sole              35,260
Rowan Companies, Inc.              COM   779382100         474       10,789  SH
Sole              10,789
Ruby Tuesday, Inc.                 COM   781182100         411       12,811  SH
Sole              12,811
Rudolph Technologies               COM   781270103       1,822      106,846  SH
Sole             106,846
Sandisk                            COM   80004C101         701       12,186  SH
Sole              12,186
Sohu.Com Inc                       COM   83408w103       1,196       44,820  SH
Sole              44,820
Synopsys Inc.                      COM   871607107       3,325      148,766  SH
Sole             148,766
Terex Corp.                        COM   880779103       1,076       13,585  SH
Sole              13,585
Tessera Technologies Inc.          COM   88164L100         353       11,008  SH
Sole              11,008
The9 Ltd-Adr                       COM   88337k104         373       12,551  SH
Sole              12,551
Tibco Software                     COM   88632Q103       1,376      164,582  SH
Sole             164,582
Tiffany                            COM   886547108         730       19,458  SH
Sole              19,458
Transocean Inc                     COM   2821287           941       11,713  SH
Sole              11,713
Tupperware Corp.                   COM   899896104         827       40,180  SH
Sole              40,180
UTI Worldwide                      COM   G87210103         419       13,247  SH
Sole              13,247
UbiquiTel Inc.                     COM   903474302       1,161      114,980  SH
Sole             114,980
United Surgical Partners Inter     COM   913016309         317        8,955  SH
Sole               8,955
Urstadt Biddle Properties          COM   917286205         966       53,670  SH
Sole              53,670
Valueclick Inc                     COM   92046N102         526       31,060  SH
Sole              31,060
Wabtec                             COM   929740108       1,299       39,860  SH
Sole              39,860
Websidestory                       COM   947685103       2,505      145,728  SH
Sole             145,728
West Corporation                   COM   952355105       1,636       36,638  SH
Sole              36,638
Zoran Corporation                  COM   98975F101       1,190       54,380  SH
Sole              54,380
Lasalle Hotel Properties Prefe     PRD   517942504       1,267       50,000  SH
Sole              50,000
Agere Systems  12/15/09  6.50%    CVBOND 00845VAA8         985    1,000,000 PRN
Sole           1,000,000
Amkor Tech Inc., 5.75% 06/06      CVBOND 031652AN0         898      900,000 PRN
Sole             900,000
Charles River 2.875% 6/15/34      CVBOND 159852AA0       1,057      750,000 PRN
Sole             750,000
Ciena 3.75% '08                   CVBOND 171779AA9         992    1,050,000 PRN
Sole           1,050,000
Conexant Systems 5/1/06  4.25%    CVBOND 207142AB6         547      550,000 PRN
Sole             550,000
Continental Airlines 4.5% 02/0    CVBOND 210795PD6       1,381    1,400,000 PRN
Sole           1,400,000
Covad Communications 3% 3/15/2    CVBOND 222814AR6         861    1,000,000 PRN
Sole           1,000,000
Curagen                           CVBOND 23126RAC5       1,572    1,600,000 PRN
Sole           1,600,000
Durect Corp                       CVBOND 266605AB0       2,031    1,000,000 PRN
Sole           1,000,000
E*Trade Group, Inc                CVBOND 269246AB0         970      850,000 PRN
Sole             850,000
Emcore Corp 5% 5/15/2011          CVBOND 290846AC8       1,362    1,000,000 PRN
Sole           1,000,000
Globespan, Inc. 5.25% Due 5/15    CVBOND 379571AB8         999    1,000,000 PRN
Sole           1,000,000
Hercules II 6/30/29 6.5%          CVBOND 427056BC9       1,415    1,769,000 PRN
Sole           1,769,000
Incyte Genomics, 5.5%, 02/01/2    CVBOND 45337CAC6         889      900,000 PRN
Sole             900,000
LSB Industries                    CVBOND 502160AB6       1,000    1,000,000 PRN
Sole           1,000,000
Manugistics Group                 CVBOND 565011AB9       1,307    1,400,000 PRN
Sole           1,400,000
Mercury Interactive               CVBOND 589405AB5         736      750,000 PRN
Sole             750,000
Richardson Electronics 7 3/4%     CVBOND 763165AD9       1,425    1,425,000 PRN
Sole           1,425,000
Standard Motor Products 6.75%     CVBOND 853666AB1         864    1,000,000 PRN
Sole           1,000,000
Trizec Hahn                       CVBOND 896938AB3       1,365    1,500,000 PRN
Sole           1,500,000
Carriage Service Cap              CVPFD  14444t309       1,265       30,125  SH
Sole              30,125
Continental Air 6% 11/15/30       CVPFD  210796306         844       25,000  SH
Sole              25,000
Felcor Lodging                    CVPFD  31430f200         830       33,200  SH
Sole              33,200
Hanover Comp Cap PFD              CVPFD  41076M302       1,570       29,000  SH
Sole              29,000
Newell Rubbermaid QUIPS           CVPFD  651195307       1,295       30,200  SH
Sole              30,200
United Rentals 6.5% 8/1/28        CVPFD  91136h306         940       20,000  SH
Sole              20,000


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